Intangible Assets - Intellectual Propert (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Intangible Assets - Intellectual Propert Details Narrative
Intangible assets	$ 162,854	$ 162,854	$ 162,854
Fair value of Warrant	$ 0.79	$ 0.79	$ 0.87
Consulting expense associated with the Series A Warrant	$ 68,500	$ 195,333